World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2016

Dates Covered
Collections Period	05/01/16 - 05/31/16
Interest Accrual Period	05/16/16 - 06/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/16	413,001,955.24	23,277
Yield Supplement Overcollateralization Amount 04/30/16	15,199,748.89	0
Receivables Balance 04/30/16	428,201,704.13	23,277
Principal Payments	16,733,796.88	549
Defaulted Receivables	860,082.45	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/16	14,414,225.79	0
Pool Balance at 05/31/16	396,193,599.01	22,681

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	54.52%

Prepayment ABS Speed	1.60%

Overcollateralization Target Amount	17,828,711.96
Actual Overcollateralization	17,828,711.96

Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	50.90

Delinquent Receivables:
Past Due 31-60 days	5,861,129.63	310
Past Due 61-90 days	1,195,496.66	67
Past Due 91-120 days	299,536.95	20
Past Due 121+ days	0.00	0
Total	7,356,163.24	397

Total 31+ Delinquent as % Ending Pool Balance	1.86%

Recoveries	562,175.47

Aggregate Net Losses/(Gains) - May 2016	297,906.98

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.83%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	0.85%
Third Prior Net Losses Ratio	1.54%
Four Month Average	1.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Flow of Funds	$ Amount

Collections	18,736,737.24
Advances	772.32
Investment Earnings on Cash Accounts	4,704.30
Servicing Fee	(356,834.75)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,385,379.11

Distributions of Available Funds
(1) Class A Interest	408,065.06
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,051,980.20
(7) Distribution to Certificateholders	1,900,156.85
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,385,379.11

Servicing Fee	356,834.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 05/16/16	394,416,867.25
Principal Paid	16,051,980.20
Note Balance @ 06/15/16	378,364,887.05

Class A-1
Note Balance @ 05/16/16	0.00
Principal Paid	0.00
Note Balance @ 06/15/16	0.00
Note Factor @ 06/15/16	0.0000000%

Class A-2a
Note Balance @ 05/16/16	45,598,433.62
Principal Paid	8,025,990.10
Note Balance @ 06/15/16	37,572,443.52
Note Factor @ 06/15/16	28.6812546%

Class A-2b
Note Balance @ 05/16/16	45,598,433.63
Principal Paid	8,025,990.10
Note Balance @ 06/15/16	37,572,443.53
Note Factor @ 06/15/16	28.6812546%

Class A-3
Note Balance @ 05/16/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	204,000,000.00
Note Factor @ 06/15/16	100.0000000%

Class A-4
Note Balance @ 05/16/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	84,410,000.00
Note Factor @ 06/15/16	100.0000000%

Class B
Note Balance @ 05/16/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/16	14,810,000.00
Note Factor @ 06/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	433,242.06
Total Principal Paid	16,051,980.20
Total Paid	16,485,222.26

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	30,018.97
Principal Paid	8,025,990.10
Total Paid to A-2a Holders	8,056,009.07

Class A-2b
One-Month Libor	0.43445%
Coupon	0.71445%
Interest Paid	27,148.17
Principal Paid	8,025,990.10
Total Paid to A-2b Holders	8,053,138.27

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6134661
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.7294330
Total Distribution Amount	23.3428991

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2291524
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.2671000
Total A-2a Distribution Amount	61.4962524

A-2b Interest Distribution Amount	0.2072379
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.2671000
Total A-2b Distribution Amount	61.4743379

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/16	69,913.86
Balance as of 05/31/16	70,686.18
Change	772.32

Reserve Account
Balance as of 05/16/16	1,806,189.65
Investment Earnings	458.99
Investment Earnings Paid	(458.99)
Deposit/(Withdrawal)	-
Balance as of 06/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65